SEGMENTED INFORMATION - Summary of Operating Results by Segment (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 651	$ 787	$ 1,443	$ 1,612
Other income	23	17	33	25
Direct operating costs	(248)	(252)	(509)	(506)
Share of Adjusted EBITDA from equity-accounted investments	(15)	0	(31)	32
Management service costs	(36)	(23)	(67)	(44)
Interest expense	(154)	(178)	(316)	(351)
Current income taxes	3	(15)	(16)	(39)
Depreciation	(192)	(200)	(398)	(400)
Foreign exchange and unrealized financial instrument gain (loss)	(14)	(12)	6	(30)
Deferred income tax (recovery) expense	(10)	14	(11)	34
Other	(17)	(1)	(25)	(3)
Share of (loss) earnings from equity-accounted investments	(15)	0	(31)	32
Participating non-controlling interests – in operating subsidiaries
Disclosure of operating segments [line items]
Non-controlling interests			118		$ 262
Brazil
Disclosure of operating segments [line items]
Revenues	71	99	156	199
Colombia
Disclosure of operating segments [line items]
Revenues	189	231	436	488
Europe
Disclosure of operating segments [line items]
Revenues	16	27	43	69
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	466	553	1,011	1,106
Other income	79	14	91	21
Direct operating costs	(149)	(167)	(315)	(332)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	396	400	787	795
Management service costs	(36)	(23)	(67)	(44)
Interest expense	(104)	(119)	(217)	(240)
Current income taxes	(4)	(10)	(15)	(20)
Preferred limited partners equity	(14)	(11)	(26)	(21)
Preferred equity	(6)	(7)	(13)	(13)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	232	230	449	457
Depreciation	(158)	(163)	(330)	(320)
Foreign exchange and unrealized financial instrument gain (loss)	(51)	(13)	(44)	(31)
Deferred income tax (recovery) expense	0	(10)	(6)	14
Other	(67)	(27)	(95)	(60)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(44)	17	(26)	60
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues	217	275	482	539
Other income	19	8	21	9
Direct operating costs	(63)	(72)	(132)	(142)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	173	211	371	406
Management service costs	0	0	0	0
Interest expense	(29)	(39)	(68)	(80)
Current income taxes	1	(4)	(2)	(6)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	145	168	301	320
Depreciation	(59)	(56)	(117)	(111)
Foreign exchange and unrealized financial instrument gain (loss)	(32)	1	(14)	3
Deferred income tax (recovery) expense	(2)	(23)	(22)	(40)
Other	(42)	(11)	(62)	(26)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	10	79	86	146
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues	39	58	100	123
Other income	6	2	9	3
Direct operating costs	(10)	(18)	(27)	(35)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	35	42	82	91
Management service costs	0	0	0	0
Interest expense	(4)	(6)	(8)	(12)
Current income taxes	(2)	(3)	(4)	(6)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	29	33	70	73
Depreciation	(16)	(22)	(36)	(44)
Foreign exchange and unrealized financial instrument gain (loss)	0	4	7	3
Deferred income tax (recovery) expense	0	1	1	2
Other	(4)	0	(8)	(1)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	9	16	34	33
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues	45	56	105	118
Other income	6	0	8	0
Direct operating costs	(26)	(21)	(52)	(45)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	25	35	61	73
Management service costs	0	0	0	0
Interest expense	(7)	(8)	(14)	(16)
Current income taxes	1	(2)	(3)	(6)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	19	25	44	51
Depreciation	(5)	(5)	(11)	(10)
Foreign exchange and unrealized financial instrument gain (loss)	(6)	(1)	(1)	(1)
Deferred income tax (recovery) expense	(2)	(2)	(3)	(4)
Other	5	0	5	1
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	11	17	34	37
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	56	58	116	121
Other income	2	0	4	2
Direct operating costs	(13)	(18)	(27)	(35)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	45	40	93	88
Management service costs	0	0	0	0
Interest expense	(15)	(16)	(34)	(35)
Current income taxes	(1)	(1)	(1)	(1)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	29	23	58	52
Depreciation	(37)	(39)	(79)	(79)
Foreign exchange and unrealized financial instrument gain (loss)	(3)	(1)	(5)	(1)
Deferred income tax (recovery) expense	0	1	(2)	17
Other	0	(6)	1	(7)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(11)	(22)	(27)	(18)
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	7	9	11	16
Other income	1	0	1	0
Direct operating costs	(2)	(3)	(3)	(5)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	6	6	9	11
Management service costs	0	0	0	0
Interest expense	(1)	(2)	(2)	(4)
Current income taxes	0	0	(1)	(1)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	5	4	6	6
Depreciation	(3)	(5)	(7)	(9)
Foreign exchange and unrealized financial instrument gain (loss)	0	0	0	(1)
Deferred income tax (recovery) expense	0	0	0	0
Other	(2)	5	(2)	5
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	0	4	(3)	1
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	15	22	37	50
Other income	3	1	3	1
Direct operating costs	(5)	(8)	(14)	(16)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	13	15	26	35
Management service costs	0	0	0	0
Interest expense	(3)	(4)	(5)	(7)
Current income taxes	0	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	10	11	21	28
Depreciation	(10)	(13)	(22)	(23)
Foreign exchange and unrealized financial instrument gain (loss)	(8)	(8)	(11)	(9)
Deferred income tax (recovery) expense	0	1	1	6
Other	(1)	(2)	(1)	(2)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(9)	(11)	(12)	0
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues	7	3	13	5
Other income	2	0	2	0
Direct operating costs	(3)	(1)	(4)	(2)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	6	2	11	3
Management service costs	0	0	0	0
Interest expense	(2)	(1)	(4)	(1)
Current income taxes	0	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	4	1	7	2
Depreciation	(2)	(1)	(4)	(2)
Foreign exchange and unrealized financial instrument gain (loss)	0	0	(1)	0
Deferred income tax (recovery) expense	1	0	1	(1)
Other	(1)	2	1	2
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	2	2	4	1
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues	61	51	110	89
Other income	11	1	12	2
Direct operating costs	(13)	(10)	(27)	(17)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	59	42	95	74
Management service costs	0	0	0	0
Interest expense	(20)	(15)	(37)	(29)
Current income taxes	(2)	0	(3)	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	37	27	55	45
Depreciation	(20)	(15)	(42)	(28)
Foreign exchange and unrealized financial instrument gain (loss)	(7)	4	(12)	4
Deferred income tax (recovery) expense	(1)	0	(2)	16
Other	(15)	(12)	(19)	(24)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(6)	4	(20)	13
Attributable to Unitholders | Storage & Other
Disclosure of operating segments [line items]
Revenues	19	21	37	45
Other income	1	0	1	0
Direct operating costs	(8)	(11)	(18)	(24)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	12	10	20	21
Management service costs	0	0	0	0
Interest expense	(3)	(3)	(5)	(7)
Current income taxes	(1)	0	(1)	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	8	7	14	14
Depreciation	(5)	(6)	(10)	(12)
Foreign exchange and unrealized financial instrument gain (loss)	(5)	0	(4)	(1)
Deferred income tax (recovery) expense	0	0	0	0
Other	1	0	0	0
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(1)	1	0	1
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Other income	28	2	30	4
Direct operating costs	(6)	(5)	(11)	(11)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	22	(3)	19	(7)
Management service costs	(36)	(23)	(67)	(44)
Interest expense	(20)	(25)	(40)	(49)
Current income taxes	0	0	0	0
Preferred limited partners equity	(14)	(11)	(26)	(21)
Preferred equity	(6)	(7)	(13)	(13)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	(54)	(69)	(127)	(134)
Depreciation	(1)	(1)	(2)	(2)
Foreign exchange and unrealized financial instrument gain (loss)	10	(12)	(3)	(28)
Deferred income tax (recovery) expense	4	12	20	18
Other	(8)	(3)	(10)	(8)
Share of earnings from equity-accounted investments	0	0	0	0
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(49)	(73)	(122)	(154)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues	(104)	(98)	(199)	(189)
Other income	(7)	(2)	(9)	(6)
Direct operating costs	25	27	53	56
Share of Adjusted EBITDA from equity-accounted investments	86	73	155	139
Adjusted EBITDA	0	0	0	0
Management service costs	0	0	0	0
Interest expense	30	26	57	50
Current income taxes	3	0	7	1
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	(33)	(26)	(64)	(51)
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	0	0	0	0
Depreciation	43	36	91	69
Foreign exchange and unrealized financial instrument gain (loss)	15	4	19	5
Deferred income tax (recovery) expense	2	(1)	7	(36)
Other	10	8	12	21
Share of earnings from equity-accounted investments	(70)	(47)	(129)	(59)
Non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	0	0	0	0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues	289	332	631	695
Other income	(49)	5	(49)	10
Direct operating costs	(124)	(112)	(247)	(230)
Share of Adjusted EBITDA from equity-accounted investments	5	5	13	12
Adjusted EBITDA	121	230	348	487
Management service costs	0	0	0	0
Interest expense	(80)	(85)	(156)	(161)
Current income taxes	4	(5)	(8)	(20)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	(5)	(5)	(8)	(9)
Share of Funds From Operations attributable to non-controlling interests	(40)	(135)	(176)	(297)
Funds From Operations	0	0	0	0
Depreciation	(77)	(73)	(159)	(149)
Foreign exchange and unrealized financial instrument gain (loss)	22	(3)	31	(4)
Deferred income tax (recovery) expense	8	(3)	10	(12)
Other	40	18	58	36
Share of earnings from equity-accounted investments	2	0	2	0
Non-controlling interests	5	61	58	129
Net income (loss) attributable to Unitholders	0	0	0	0
As per IFRS financials
Disclosure of operating segments [line items]
Revenues	651	787	1,443	1,612
Other income	23	17	33	25
Direct operating costs	(248)	(252)	(509)	(506)
Share of Adjusted EBITDA from equity-accounted investments	91	78	168	151
Adjusted EBITDA
Management service costs	(36)	(23)	(67)	(44)
Interest expense	(154)	(178)	(316)	(351)
Current income taxes	3	(15)	(16)	(39)
Preferred limited partners equity	(14)	(11)	(26)	(21)
Preferred equity	(6)	(7)	(13)	(13)
Share of interest and cash taxes from equity accounted investments	(38)	(31)	(72)	(60)
Share of Funds From Operations attributable to non-controlling interests	(40)	(135)	(176)	(297)
Depreciation	(192)	(200)	(398)	(400)
Foreign exchange and unrealized financial instrument gain (loss)	(14)	(12)	6	(30)
Deferred income tax (recovery) expense	10	(14)	11	(34)
Other	(17)	(1)	(25)	(3)
Share of earnings from equity-accounted investments	(68)	(47)	(127)	(59)
Non-controlling interests	5	61	58	129
Net income (loss) attributable to Unitholders	(44)	17	(26)	60
Share of (loss) earnings from equity-accounted investments	(15)	0	(31)	32
As per IFRS financials | Participating non-controlling interests – in operating subsidiaries
Disclosure of operating segments [line items]
Non-controlling interests	$ 35	$ 74	$ 118	$ 168